Cover	Jul. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002129798
Document Type	S-6
Entity Registrant Name	FT 13054
Document Period End Date	Jul. 09, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

Each Trust seeks above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted. Under normal circumstances, each Trust will invest at least 80% of their assets in dividend-paying securities. The Target High Quality Dividend Portfolio is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Target Dividend Blend Portfolio

The Target Dividend Blend Portfolio is a unit investment trust which seeks to provide broad equity diversification and dividend income by investing in common stocks across various market capitalizations, growth and value styles, sectors and countries. The Trust invests in a fixed portfolio of stocks which are selected by applying pre-determined screens and factors and holds the stocks for approximately 15 months. The Trust is comprised of the two strategies described below.

The composition of the Trust on the Initial Date of Deposit is as follows:

•	Approximately 50% of the portfolio is composed of common stocks which comprise the Target High Quality Dividend Strategy; and
•	Approximately 50% of the portfolio is composed of common stocks which comprise the Target Global Dividend Leaders Strategy.

Target High Quality Dividend Strategy

•	Begin with the 1,000 stocks with the largest market capitalization as of two business days prior to the Initial Date of Deposit which trade on a U.S. exchange, excluding REITs, American Depositary Receipts/ ADRs, regulated investment companies and limited partnerships.
•	Select only those stocks that meet the following criteria:

– Minimum three month average daily trading
volume of $2.5 million.

– Three consecutive years of dividend increases.

•	Screen for quality on the following factors:

– Net debt to assets of less than 50%.

– Three-year payout ratio of less than 50% of
earnings.

– Positive free cash flow after dividends for the
trailing 12 months.

•	Purchase an approximately equally-weighted portfolio of the 30 stocks with the highest dividend yield, subject to a maximum of nine stocks from any one of the major Global Industry Classification Standard (“GICS®”) market sectors. The Financials and Real Estate sectors are combined for the sector limit purpose.

Target Global Dividend Leaders Strategy

•	Establish three distinct universes as of two business days prior to the Initial Date of Deposit which consist of the following:

– Domestic equity – all U.S. stocks.

– International equity – all foreign stocks that are
listed on a U.S. securities exchange either directly
or in the form of American Depositary Receipts/ADRs.

– REITs – all U.S. REITs (including Mortgage REITs).

•	Regulated investment companies and limited partnerships are excluded from all universes. REITs (including Mortgage REITs) are also excluded from the domestic and international equity universes.
•	Select the stocks in each universe that meet the following criteria:

– Market capitalization greater than $1 billion.

– Three-month average daily trading volume greater
than $1 million.

– Current indicated dividend yield greater than twice
that of the S&P 500® Index at the time of selection.

•	Rank the selected stocks within each universe on three equally-weighted factors:

– Price to cash flow.

– Return on assets.

– 3, 6 and 12-month price appreciation (which are
equally-weighted within this factor).

•	Select the 20 stocks within each universe with the best overall combined rankings. The domestic and international equity universes are subject to a maximum of four stocks from any one of the major GICS® market sectors. The Financials and Real Estate sectors are combined for the sector limit purpose. If a universe has less than 20 eligible securities, all eligible securities are selected.
•	The universes are approximately weighted as -follows:

Domestic Equity 40%
International Equity 40%
REITs 20%
Stocks are approximately equally-weighted within their universe, taking into consideration that only whole shares will be purchased. In the event of a tie, the stock with the better price to cash flow ratio is selected.

Target High Quality Dividend Portfolio

The Target High Quality Dividend Portfolio is comprised of the securities selected from the Target High Quality Dividend Strategy described above.

Other Considerations.

Please note that we applied the strategies which make up a portion of the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying each strategy on the Initial Date of Deposit. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in a Trust’s portfolio.

The Securities for each of the strategies were selected as of a strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy’s selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under “Removing Securities from a Trust” are not eligible for inclusion in a Trust’s portfolio.

While not a part of the Trusts' portfolio selection processes, certain of the Trusts also invest in: companies headquartered or incorporated in emerging and/or developing markets.

As with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in a Trust.

The publishers of the Russell 3000® Index and the S&P 500® Index are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, the index publishers have not approved of any of the information in this prospectus.